Summary of Significant Accounting Policies - Intangible Assets (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amount		$ 957,620
Accumulated Amortization		(140,155)
Total		817,465
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Amount		697,890
Accumulated Amortization		(105,524)
Total		592,366
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amount		259,730
Accumulated Amortization		(34,631)
Total		$ 225,099
Useful life		10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years	5 years
Minimum [Member] | Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life		5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	12 years	12 years
Maximum [Member] | Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life		12 years